Other comprehensive income - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains/ (losses)	€ (372)	€ (736)	€ (555)
Fair Value	74,612	89,898	83,308
Debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	533	584	667
Revaluation losses	(905)	(1,320)	(1,222)
Net revaluation gains/ (losses)	(372)	(736)	(555)
Fair Value	72,331	87,705	81,547
Issued by Public-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	118	103	17
Revaluation losses	0	0	0
Net revaluation gains/ (losses)	118	103	17
Fair Value	10,142	13,764	9,867
Issued by Public-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	209	268	333
Revaluation losses	(36)	(70)	(96)
Net revaluation gains/ (losses)	173	198	237
Fair Value	8,856	15,413	18,258
Issued by Public-sector | America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	109	76	194
Revaluation losses	(528)	(944)	(820)
Net revaluation gains/ (losses)	(419)	(868)	(626)
Fair Value	31,685	38,784	38,169
Issued by Private-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	29	96	98
Revaluation losses	(53)	(23)	(9)
Net revaluation gains/ (losses)	(24)	73	89
Fair Value	9,745	6,019	5,129
Issued by Private-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	28	25	19
Revaluation losses	(15)	(18)	(30)
Net revaluation gains/ (losses)	13	7	(11)
Fair Value	6,445	7,478	5,018
Issued by Private-sector | America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	40	16	6
Revaluation losses	(273)	(265)	(267)
Net revaluation gains/ (losses)	(233)	(249)	(261)
Fair Value	€ 5,458	€ 6,247	€ 5,106